Document And Entity Information - USD ($)	Oct. 31, 2019	Jan. 20, 2020	Apr. 30, 2019
Document Information [Line Items]
Entity Registrant Name	OPTICAL CABLE CORPORATION
Document, Type	10-K
Document, Annual Report	true
Document, Transition Report	false
Document, Period End Date	Oct. 31, 2019
Entity, File Number	0-27022
Entity, Incorporation, State or Country Code	VA
Entity, Tax Identification Number	54-1237042
Entity, Address, Address Line One	5290 Concourse Drive
Entity, Address, City or Town	Roanoke
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	24019
City Area Code	540
Local Phone Number	265-0690
Title of 12(b) Security	Common Stock
Trading Symbol	OCC
Security Exchange Name	NASDAQ
Entity, Well-known Seasoned Issuer	No
Entity, Voluntary Filers	No
Entity, Current Reporting Status	Yes
Entity, Interactive Data, Current	Yes
Entity, Filer Category	Non-accelerated Filer
Entity, Small Business	true
Entity, Emerging Growth Company	false
Entity, Shell Company	false
Entity, Public Float			$ 28,104,347
Entity, Common Stock Shares, Outstanding		7,458,981
Documents Incorporated By Reference Text Block	Portions of the Company’s Annual Report filed as Exhibit 13.1 to this report on Form 10-K are incorporated by reference in Part II of this Form 10-K Report: “Corporate Information,” “Management’s Discussion and Analysis of Financial Condition and Results of Operations,” “Consolidated Financial Statements,” “Notes to Consolidated Financial Statements,” and “Report of Independent Registered Public Accounting Firm.” In addition, portions of the Company’s Proxy Statement for the 2020 Annual Meeting of Shareholders are incorporated by reference in Part III of this Form 10-K Report: “Election of Directors,” “Beneficial Ownership of Securities,” “Compensation of Executive Officers,” “Compensation of Directors,” “Compliance with Section 16(a) of the Securities Exchange Act of 1934,” “Code of Ethics,” “Executive Compensation,” “Beneficial Ownership of Securities,” “Equity Compensation Plans Information,” “Certain Relationships and Related Transactions,” “Independent Registered Public Accounting Firm,” and “Audit Committee Pre-approval of Audit and Permissible Non-audit Services of Independent Registered Public Accounting Firm.”
Amendment Flag	false
Entity Central Index Key	0001000230
Current Fiscal Year End Date	--10-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY